Quarterly Holdings Report
for

Fidelity® Short-Term Treasury Bond Index Fund

November 30, 2019

STD-QTLY-0120
1.841647.113

Schedule of Investments November 30, 2019 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.5%
	Principal Amount	Value
U.S. Treasury Obligations - 99.5%
U.S. Treasury Bonds:
7.125% 2/15/23	$5,393,000	$6,316,762
7.25% 8/15/22	1,725,000	1,979,506
7.875% 2/15/21	804,000	862,447
8% 11/15/21	3,503,000	3,924,501
8.125% 5/15/21	599,000	654,227
8.125% 8/15/21	1,388,000	1,536,300
U.S. Treasury Notes:
1.125% 2/28/21	11,891,000	11,806,927
1.125% 6/30/21	11,953,000	11,851,680
1.125% 7/31/21	11,753,000	11,647,866
1.125% 8/31/21	12,394,000	12,278,290
1.125% 9/30/21	19,270,000	19,087,838
1.25% 3/31/21	20,186,000	20,068,511
1.25% 10/31/21	11,811,000	11,721,956
1.25% 7/31/23	12,011,000	11,857,109
1.25% 8/31/24	25,183,000	24,754,102
1.375% 1/31/21	19,857,700	19,783,234
1.375% 4/30/21	12,673,000	12,620,031
1.375% 5/31/21	11,691,000	11,638,939
1.375% 10/15/22	18,695,000	18,572,314
1.375% 6/30/23	8,271,000	8,204,767
1.375% 8/31/23	12,240,000	12,136,725
1.375% 9/30/23	8,447,000	8,371,769
1.5% 8/31/21	24,510,000	24,441,066
1.5% 9/30/21	24,855,000	24,791,892
1.5% 10/31/21	17,535,000	17,493,217
1.5% 11/30/21	9,658,000	9,638,005
1.5% 1/31/22	10,339,000	10,312,749
1.5% 8/15/22	23,741,000	23,675,156
1.5% 9/15/22	22,987,000	22,924,145
1.5% 2/28/23	19,006,000	18,942,152
1.5% 3/31/23	9,950,000	9,916,186
1.5% 9/30/24	24,269,000	24,119,215
1.5% 10/31/24 (a)	26,314,000	26,149,538
1.5% 11/30/24	26,260,000	26,110,236
1.625% 6/30/21	25,529,000	25,512,047
1.625% 8/15/22	8,171,000	8,175,788
1.625% 8/31/22	20,192,000	20,203,043
1.625% 11/15/22	23,787,000	23,801,867
1.625% 4/30/23	8,893,000	8,896,821
1.625% 5/31/23	11,847,000	11,853,016
1.625% 10/31/23	8,974,000	8,978,207
1.75% 12/31/20	12,478,800	12,483,187
1.75% 7/31/21	22,809,000	22,839,293
1.75% 11/30/21	12,863,000	12,892,143
1.75% 2/28/22	9,953,000	9,980,604
1.75% 3/31/22	9,549,000	9,581,452
1.75% 4/30/22	10,280,000	10,314,936
1.75% 5/15/22	9,373,000	9,406,318
1.75% 5/31/22	20,104,000	20,173,893
1.75% 6/15/22	17,944,000	18,014,795
1.75% 6/30/22	11,930,000	11,977,534
1.75% 7/15/22	14,549,000	14,600,717
1.75% 9/30/22	11,033,000	11,077,391
1.75% 1/31/23	12,257,000	12,309,667
1.75% 5/15/23	16,520,000	16,594,211
1.75% 6/30/24	23,274,000	23,396,734
1.75% 7/31/24	22,794,000	22,915,093
1.875% 12/15/20	8,091,000	8,105,222
1.875% 11/30/21	9,875,000	9,921,675
1.875% 1/31/22	11,709,000	11,769,375
1.875% 2/28/22	17,527,000	17,622,166
1.875% 3/31/22	13,767,000	13,847,666
1.875% 4/30/22	18,212,000	18,322,268
1.875% 5/31/22	9,884,000	9,949,250
1.875% 7/31/22	20,177,000	20,317,293
1.875% 8/31/22	10,725,000	10,801,667
1.875% 9/30/22	10,694,000	10,774,623
1.875% 10/31/22	11,029,000	11,113,010
1.875% 8/31/24	4,684,000	4,735,780
2% 1/15/21	10,477,000	10,510,968
2% 2/28/21	7,499,000	7,526,242
2% 5/31/21	9,495,000	9,539,137
2% 8/31/21	10,283,000	10,342,850
2% 10/31/21	10,347,000	10,416,519
2% 11/15/21	14,721,000	14,826,807
2% 12/31/21	13,628,000	13,729,678
2% 2/15/22	11,413,000	11,505,285
2% 7/31/22	10,059,000	10,162,733
2% 10/31/22	9,578,000	9,685,004
2% 11/30/22	28,879,000	29,208,401
2% 2/15/23	17,255,000	17,463,947
2% 4/30/24	5,239,000	5,321,269
2% 5/31/24	37,168,000	37,771,973
2% 6/30/24	5,177,000	5,259,913
2.125% 1/31/21	8,359,000	8,400,469
2.125% 5/31/21	16,347,000	16,455,554
2.125% 6/30/21	9,518,000	9,585,667
2.125% 8/15/21	13,989,000	14,097,743
2.125% 9/30/21	14,737,000	14,860,768
2.125% 12/31/21	10,428,000	10,532,687
2.125% 5/15/22	19,376,000	19,609,874
2.125% 6/30/22	11,177,000	11,325,008
2.125% 12/31/22	31,590,000	32,084,828
2.125% 11/30/23	9,799,000	9,989,621
2.125% 2/29/24	5,105,000	5,207,898
2.125% 3/31/24	36,376,000	37,123,413
2.125% 7/31/24	7,182,000	7,339,667
2.125% 9/30/24	5,601,000	5,727,023
2.125% 11/30/24	11,860,000	12,132,873
2.25% 2/15/21	10,235,000	10,301,368
2.25% 3/31/21	31,119,000	31,347,530
2.25% 4/30/21	33,047,000	33,303,889
2.25% 7/31/21	10,714,000	10,814,444
2.25% 4/15/22	21,394,000	21,707,389
2.25% 12/31/23	8,696,000	8,911,362
2.25% 1/31/24	17,742,000	18,184,857
2.25% 4/30/24	24,582,000	25,228,238
2.25% 10/31/24	5,158,000	5,307,098
2.25% 11/15/24	21,309,000	21,922,466
2.375% 12/31/20	8,628,000	8,689,003
2.375% 3/15/21	9,239,000	9,319,480
2.375% 4/15/21	18,429,000	18,597,452
2.375% 3/15/22	17,856,000	18,165,690
2.375% 1/31/23	14,229,000	14,561,936
2.375% 2/29/24	19,397,000	19,984,972
2.375% 8/15/24	30,118,000	31,120,365
2.5% 12/31/20	20,607,000	20,780,872
2.5% 1/31/21	14,947,000	15,083,041
2.5% 2/28/21	22,134,000	22,349,288
2.5% 1/15/22	17,986,000	18,311,996
2.5% 2/15/22	22,176,000	22,592,666
2.5% 3/31/23	14,348,000	14,761,626
2.5% 8/15/23	17,029,000	17,567,143
2.5% 1/31/24	23,800,000	24,628,352
2.5% 5/15/24	20,942,000	21,720,781
2.625% 5/15/21	18,798,000	19,050,598
2.625% 6/15/21	19,206,000	19,478,335
2.625% 7/15/21	14,140,000	14,352,652
2.625% 12/15/21	12,654,000	12,908,069
2.625% 2/28/23	19,701,000	20,328,200
2.625% 6/30/23	19,528,000	20,211,480
2.625% 12/31/23	22,545,000	23,430,948
2.75% 8/15/21	20,188,000	20,551,542
2.75% 9/15/21	18,851,000	19,210,347
2.75% 4/30/23	18,924,000	19,632,911
2.75% 5/31/23	22,543,000	23,407,736
2.75% 7/31/23	15,445,000	16,062,197
2.75% 8/31/23	14,357,000	14,944,179
2.75% 11/15/23	20,745,000	21,633,145
2.75% 2/15/24	18,464,000	19,298,486
2.875% 10/15/21	20,760,000	21,223,856
2.875% 11/15/21	20,719,000	21,207,030
2.875% 9/30/23	21,696,000	22,701,135
2.875% 10/31/23	23,503,000	24,610,212
2.875% 11/30/23	24,497,000	25,674,961
3.125% 5/15/21	11,041,000	11,269,583
3.625% 2/15/21	16,459,000	16,833,185
		2,304,476,020
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,276,150,599)		2,304,476,020
	Shares	Value

Money Market Funds - 0.1%
Fidelity Cash Central Fund 1.61% (b)
(Cost $2,354,304)	2,353,834	2,354,304
	Maturity Amount	Value

Repurchase Agreements - 1.2%
Investments in repurchase agreements in a joint trading account at 1.69%, dated 11/29/19 due 12/2/19 (Collateralized by U.S. Government Obligations) # (c)
(Cost $26,418,000)	26,421,721	26,418,000
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $2,304,922,903)		2,333,248,324
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(17,527,003)
NET ASSETS - 100%		$2,315,721,321

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$45,920
Total	$45,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement/Counterparty	Value
$26,418,000 due 12/2/19 at 1.69%
J.P. Morgan Securities, Inc.	$26,418,000

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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